UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       12/31/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:        $80,714


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     4720   156070 SH       SOLE                   156070        0        0
American Capital Agency Corp.  COM              02503X105     2664    94885 SH       SOLE                    94885        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101     3744    90620 SH       SOLE                    90620        0        0
BEST BUY                       COM              086516101     1946    83270 SH       SOLE                    83270        0        0
BOEING COMPANY                 COM              097023105     3380    46085 SH       SOLE                    46085        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     3703   297675 SH       SOLE                   297675        0        0
CONOCOPHILLIPS                 COM              20825C104     5348    73385 SH       SOLE                    73385        0        0
CONSOLIDATED EDISON INC        COM              209115104      711    11470 SH       SOLE                    11470        0        0
DUPONT DE NEMOUR               COM              263534109     4225    92290 SH       SOLE                    92290        0        0
FREEPORT MCMORAN               COM              35671D857     2377    64600 SH       SOLE                    64600        0        0
GENERAL ELECTRIC CO            COM              369604103     5263   293835 SH       SOLE                   293835        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3135    34670 SH       SOLE                    34670        0        0
JOHNSON & JOHNSON              COM              478160104     5121    78085 SH       SOLE                    78085        0        0
MICROSOFT CORP                 COM              594918104     1580    60860 SH       SOLE                    60860        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1764    65070 SH       SOLE                    65070        0        0
PENGROWTH ENERGY CORP          COM              70706P104     4267   405185 SH       SOLE                   405185        0        0
PERMIAN BASIN ROYALTY          COM              714236106     3268   160435 SH       SOLE                   160435        0        0
PFIZER INC                     COM              717081103     1080    49900 SH       SOLE                    49900        0        0
SAFEWAY INC                    COM              786514208     2976   141455 SH       SOLE                   141455        0        0
SYSCO CORPORATION              COM              871829107     1875    63925 SH       SOLE                    63925        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     3556    48580 SH       SOLE                    48580        0        0
VISA INC.                      COM              92826C839     3289    32395 SH       SOLE                    32395        0        0
WELLS FARGO & CO               COM              949746101     4473   162310 SH       SOLE                   162310        0        0
WINDSTREAM CORP                COM              97381W104     3433   292380 SH       SOLE                   292380        0        0
NORDIC AMERICAN TANKERS LTD    COM              G65773106     1042    86915 SH       SOLE                    86915        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     1774   237220 SH       SOLE                   237220        0        0